DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES- Schedule of Deferred Revenue and Other Deferred Liability (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	$ 11,976,970	$ 18,267,139
Environmental Protection Agency Fund Availability
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	11,241,959	16,293,067
Development of a Mobilizing Project
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	0	1,622,433
Other Deferred Liabilities
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	$ 735,011	$ 351,639